Marketable Securities And Other Investments (Maturities Of Debt Securities Classified As Held-To-Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Due within 1 year, Carrying Amount	¥ 349	¥ 1,092
Due after 1 year through 5 years, Carrying Amount	623	825
Due after 5 years through 10 years, Carrying Amount	3,007	3,244
Due after 10 years, Carrying Amount	500	300
Held-to-maturity, Cost	4,479	5,461
Due within 1 year, Fair value	346	1,093
Due after 1 year through 5 years, Fair value	630	832
Due after 5 years through 10 years, Fair value	3,039	3,293
Due after 10 years, Fair value	539	346
Total Fair value	¥ 4,554	¥ 5,564